Initial Public Offering (Details) - $ / shares	Jan. 14, 2024	Jan. 14, 2022	Dec. 20, 2021
Initial Public Offering [Line Items]
Number of units		2,869,342
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit			1
IPO [Member]
Initial Public Offering [Line Items]
Number of units			22,000,000
Purchase price (in Dollars per share)			$ 10
Purchase price per unit (in Dollars per share)			10
IPO [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Purchase price (in Dollars per share)			10
Number of shares in a unit (in Dollars per share)			$ 1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	2,869,342	2,869,342
Purchase price (in Dollars per share)	$ 10	$ 10